Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales from products	$ 4,109	$ 4,236	$ 3,901
Net sales from services	2,118	2,033	1,837
Net sales	6,227	6,269	5,738
Costs of product sales	1,808	1,795	1,697
Costs of services sales	1,310	1,280	1,114
Costs of sales	3,118	3,075	2,811
Gross margin	3,109	3,194	2,927
Selling, general and administrative expenses	1,330	1,472	1,422
Research and development expenditures	761	790	778
Other charges	71	12	129
Operating earnings	947	920	598
Other income (expense):
Interest expense, net	(113)	(66)	(74)
Gains on sales of investments and businesses, net	37	26	23
Other	9	1	(66)
Total other expense	(67)	(39)	(117)
Earnings from continuing operations before income taxes	880	881	481
Income tax expense (benefit)	(59)	211	(95)
Earnings from continuing operations	939	670	576
Earnings from discontinued operations, net of tax	166	211	576
Net earnings	1,105	881	1,152
Less: Earnings (loss) attributable to noncontrolling interests	6	0	(6)
Net earnings attributable to Motorola Solutions, Inc.	1,099	881	1,158
Amounts attributable to Motorola Solutions, Inc. common stockholders:
Earnings from continuing operations, net of tax	933	670	582
Earnings from discontinued operations, net of tax	166	211	576
Net earnings attributable to Motorola Solutions, Inc.	$ 1,099	$ 881	$ 1,158
Basic:
Continuing operations (US$ per share)	$ 3.51	$ 2.29	$ 1.74
Discontinued operations (US$ per share)	$ 0.62	$ 0.73	$ 1.73
Basic (US$ per share):	$ 4.13	$ 3.02	$ 3.47
Diluted:
Continuing operations (US$ per share)	$ 3.45	$ 2.25	$ 1.71
Discontinued operations (US$ per share)	$ 0.61	$ 0.71	$ 1.70
Diluted (US$ per share):	$ 4.06	$ 2.96	$ 3.41
Weighted average common shares outstanding:
Basic (shares)	266.0	292.1	333.8
Diluted (shares)	270.5	297.4	339.7
Dividends declared per share (US$ per share)	$ 1.14	$ 0.96	$ 0.22